Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group		12 Months Ended
		Feb. 28, 2022	Feb. 28, 2021
Cartrack Holdings Proprietary Limited [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by	[1]	Karooooo Ltd
Country of incorporation	[1]	South Africa
% holding	[1]	100.0	68.1
Carzuka.com Pte Ltd [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by		Karooooo Ltd
Country of incorporation		Singapore
% holding		100.0	100.0
Karooooo Management Company Pte. Ltd. [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by		Karooooo Ltd
Country of incorporation		Singapore
% holding		100.0
Karooooo Software Pte. Ltd. [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by		Karooooo Ltd
Country of incorporation		Singapore
% holding		100.0
Karooooo Proprietary Ltd [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by		Karooooo Ltd
Country of incorporation		South Africa
% holding		100.0
Carzuka Pte Ltd [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by		Carzuka.com Pte Ltd
Country of incorporation		Singapore
% holding		100.0	100.0
Karooooo Technologies Proprietary Limited [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by	[2]	Karooooo Proprietary Ltd
Country of incorporation	[2]	South Africa
% holding	[2]	100.0	100.0
Cartrack Management Services Proprietary Limited [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by		Cartrack Holdings Proprietary Limited
Country of incorporation		South Africa
% holding		100.0	100.0
Cartrack Proprietary Limited [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by		Cartrack Holdings Proprietary Limited
Country of incorporation		South Africa
% holding		100.0	100.0
Cartrack Manufacturing Proprietary Limited [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by		Cartrack Holdings Proprietary Limited
Country of incorporation		South Africa
% holding		100.0	100.0
Cartrack Insurance Agency Proprietary Limited [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by	[3]	Cartrack Holdings Proprietary Limited
Country of incorporation	[3]	South Africa
% holding	[3]	100.0	100.0
Cartrack Namibia Proprietary Limited [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by		Cartrack Holdings Proprietary Limited
Country of incorporation		Namibia
% holding		100.0	100.0
Cartrack Technologies Pte. Limited [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by		Cartrack Holdings Proprietary Limited
Country of incorporation		Singapore
% holding		100.0	100.0
Carzuka Proprietary Limited [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by		Cartrack Holdings Proprietary Limited
Country of incorporation		South Africa
% holding		100.0	100.0
Purple rain Properties No.444 Proprietary Limited [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by		Cartrack Holdings Proprietary Limited
Country of incorporation		South Africa
% holding		100.0
Picup Technologies Proprietary Limited [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by		Cartrack Holdings Proprietary Limited
Country of incorporation		South Africa
% holding		70.1
Cartrack Telematics Proprietary Limited [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by		Cartrack Proprietary Limited
Country of incorporation		South Africa
% holding		49.0	49.0
Veraspan Proprietary Limited [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by		Cartrack Proprietary Limited
Country of incorporation		South Africa
% holding		100.0	100.0
Karu Holdings Proprietary Limited [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by		Cartrack Proprietary Limited
Country of incorporation		South Africa
% holding		100.0	100.0
Combined Telematics Services Proprietary Limited [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by	[4]	Cartrack Proprietary Limited
Country of incorporation	[4]	South Africa
% holding	[4]	49.0	49.0
Zonke Bonke Telecoms Proprietary Limited [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by	[4]	Cartrack Proprietary Limited
Country of incorporation	[4]	South Africa
% holding	[4]	100.0	100.0
Cartrack Tanzania Limited [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by		Cartrack Technologies Pte. Limited
Country of incorporation		Tanzania
% holding		100.0	100.0
Retriever Limited [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by		Cartrack Technologies Pte. Limited
Country of incorporation		Kenya
% holding		100.0	100.0
Cartrack Engineering Technologies Limited [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by		Cartrack Technologies Pte. Limited
Country of incorporation		Nigeria
% holding		100.0	100.0
PT. Cartrack Technologies Indonesia [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by		Cartrack Technologies Pte. Limited
Country of incorporation		Indonesia
% holding		100.0	100.0
Cartrack Investments UK Limited [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by		Cartrack Technologies Pte. Limited
Country of incorporation		United Kingdom
% holding		100.0	100.0
Cartrack Technologies (China) Limited [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by		Cartrack Technologies Pte. Limited
Country of incorporation		Hong Kong
% holding		100.0	100.0
Cartrack Malaysia SDN.BHD [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by		Cartrack Technologies Pte. Limited
Country of incorporation		Malaysia
% holding		100.0	100.0
Cartrack Technologies LLC [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by		Cartrack Technologies Pte. Limited
Country of incorporation		U.A.E
% holding		100.0	100.0
Cartrack Technologies PHL.INC. [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by		Cartrack Technologies Pte. Limited
Country of incorporation		Philippines
% holding		100.0	51.0
Cartrack Technologies South East Asia Pte. Limited [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by		Cartrack Technologies Pte. Limited
Country of incorporation		Singapore
% holding		100.0	100.0
Cartrack Ireland Limited [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by		Cartrack Technologies Pte. Limited
Country of incorporation		Republic of Ireland
% holding		100.0	100.0
Cartrack Technologies (Thailand) Company Limited [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by		Cartrack Technologies Pte. Limited
Country of incorporation		Thailand
% holding		100.0	100.0
Cartrack New Zealand Limited [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by		Cartrack Technologies Pte. Limited
Country of incorporation		New Zealand
% holding		51.0	51.0
Cartrack (Australia) Proprietary Limited [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by		Cartrack Technologies Pte. Limited
Country of incorporation		Australia
% holding		100.0	100.0
Cartrack Technologies Zambia Limited [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by	[4]	Cartrack Technologies Pte. Limited
Country of incorporation	[4]	Zambia
% holding	[4]	100.0	100.0
Cartrack (Mauritius) Ltd [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by	[4]	Cartrack Technologies Pte. Limited
Country of incorporation	[4]	Mauritius
% holding	[4]	100.0	100.0
Cartrack Vietnam Limited Liability Company [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by	[4]	Cartrack Technologies Pte. Limited
Country of incorporation	[4]	Vietnam
% holding	[4]	100.0	100.0
Cartrack INC. [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by		Cartrack Ireland Limited
Country of incorporation		U.S.A
% holding		100.0	100.0
Cartrack Polska.Sp.zo.o [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by		Cartrack Ireland Limited
Country of incorporation		Poland
% holding		90.9	90.9
Cartrack Portugal S.A. [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by		Cartrack Ireland Limited
Country of incorporation		Portugal
% holding		100.0	100.0
Cartrack Espana. S.L.U. [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by		Cartrack Ireland Limited
Country of incorporation		Spain
% holding		100.0	100.0
Karu.Com. Unipessoal. Lda [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by		Cartrack Portugal S.A.
Country of incorporation		Portugal
% holding		100.0	100.0
Cartrack France SAS [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by		Cartrack Portugal S.A.
Country of incorporation		France
% holding		100.0
Cartrack Limitada [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by		Cartrack Technologies LLC
Country of incorporation		Mozambique
% holding		50.0	50.0
Auto Club LDA [Member]
Interest in Subsidiaries (Details) - Schedule of following table lists the entities which are controlled by the group [Line Items]
Held by		Cartrack Technologies LLC
Country of incorporation		Mozambique
% holding		80.0	80.0

[1]	Previously known as Cartrack Holdings Limited
[2]	Previously known as Cartrack Technologies Proprietary Limited
[3]	Previously known as Drive and Save Proprietary Limited
[4]	Dormant